Derivative instrument liabilities (Tables)	12 Months Ended
Sep. 30, 2016
Derivative instrument liabilities (Tables):
Derivative instrument liabilities (Tables)

The following table summarizes the change in the fair value of derivative liabilities during the year ended September 30, 2016:

Change in Fair
Value for
Year Ended
September 30, 2016

Fair value as of September 30, 2015	$—
Additions recognized as note discounts at inception	259,898
Additions recognized as derivative loss at inception	338,925
Amount reclassified from equity at inception	355,126
Amount reclassified to equity upon resolution	(1,382,964)
Change in fair value	429,015
Fair value as of September 30, 2016	$—